Property Plant And Equipment (Ergotron, Inc)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Ergotron, Inc
PROPERTY, PLANT AND EQUIPMENT

NOTE E —	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at December 31:

	Estimated Life
	in Years	2009

Land		$655,000
Building and building improvements	10-40	6,161,617
Furniture, office equipment, and leasehold improvements	3-10	2,717,270
Tooling, machinery and equipment	2-10	14,044,492
Computer equipment	3-10	6,762,287
Vehicles	4-5	74,159

Total property, plant and equipment at cost		30,414,825
Less accumulated depreciation and amortization		18,001,163

		$12,413,662

Depreciation expense charged to operations related to property, plant and equipment was $4,343,811 in 2009.

NOTE F —	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at December 31, 2008:

	Estimated Life
	in Years	2008

Land		$655,000
Building and building improvements	10-40	6,161,617
Furniture, office equipment, and leasehold improvements	3-10	2,720,442
Tooling, machinery and equipment	2-10	10,799,144
Computer equipment	3-10	6,664,732
Vehicles	4-5	74,159

Total property, plant and equipment at cost		27,075,094
Less accumulated depreciation and amortization		14,127,214

		$12,947,880

Depreciation expense charged to operations related to property, plant and equipment was $3,603,398 in 2008 and $2,922,330 in 2007.